Label	Element	Value
BNY Mellon Active MidCap Fund
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

May 27, 2020

BNY MELLON ACTIVE MIDCAP FUND

Supplement to Current Summary Prospectus and Prospectus

The following information supplements the information contained in the fund's summary prospectus and prospectus:

Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon Active MidCap Fund
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The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .25% of the value of the fund's average daily net assets from June 1, 2020 until November 30, 2020.  On or after November 30, 2020, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 30, 2020